Document and Entity Information	12 Months Ended
Jun. 17, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2012
Registrant Name	NATIONWIDE MUTUAL FUNDS
Central Index Key	0001048702
Amendment Flag	false
Document Creation Date	Sep. 16, 2013
Document Effective Date	Sep. 16, 2013
Prospectus Date	Jun. 17, 2013